Guarantees, Pledged Assets and Collateral Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Guarantees (Textuals) [Abstract]
Collateral	$ 687,000,000	$ 14,000,000,000
Securities Loaned	669,000,000	13,600,000,000
Percentage share of losses owed on loans and MHFS sold with recourse	Primarily all of these programs and arrangements require that we share in the loans’ credit exposure for their remaining life by providing recourse to the GSE in the event of borrow default, up to 33.33% of actual losses incurred on a pro-rata basis.
Residual Value Guarantee, Reimbursement Terms	To the extent that a sale of the leased assets results in proceeds less than a stated percent (generally 80% to 89%) of the asset’s cost, we would be required to reimburse the lessor under our guarantee.
Securities owned and pledged as collateral not available to be repledged, Fair Value	398,282,000,000	406,814,000,000
Collateral received with the right to sell or repledge	17,800,000,000	22,500,000,000
Collateral sold or repledged	16,700,000,000	14,600,000,000
Trading and Available-for-Sale Securities [Member]
Guarantees (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	20,800,000,000	27,300,000,000
Securities owned and pledged as collateral not available to be repledged, Fair Value	2,800,000,000	5,900,000,000
Loans and MHFS sold with recourse [Member]
Guarantees (Textuals) [Abstract]
Loans repurchased	$ 38,000,000